Significant Accounting Policies - Intangible Assets Other Than Goodwill and Foreign Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency
Currency translation adjustments	$ 18,898	$ 7,874	$ 1,450
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	2 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	5 years